Accounting policies and method of measurement (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022
Accounting Policies And Method Of Measurement
Buildings for own use		4.00%
Furniture		10.00%
Fixtures		10.00%
Office and IT equipment		20.00%
Leasehold improvements	4% or up to contractual maturity